Schedule of Investments - Virtus Seix Senior Loan ETF

October 31, 2021 (unaudited)

Security Description	Principal	Value
TERM LOANS – 94.9%
Basic Materials – 3.0%
Luxembourg Investment Co 428 Sarl, 0.00%, (SOFR + 0.00%), 10/20/28(1)	$500,000	$500,625
Schweitzer-Mauduit International, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 02/09/28(2)	448,875	450,558
Sylvamo Corp., 5.00%, (1-Month USD LIBOR + 4.50%), 08/18/28(2)	600,000	598,125
Total Basic Materials		1,549,308
Communications – 16.1%
Diamond Sports Group LLC, 3.34%, (1-Month USD LIBOR + 3.25%), 08/24/26(2)	98,990	52,712
Digital Media Solutions LLC, 5.75%, (1-Month USD LIBOR + 5.00%), 05/25/26(2)	399,000	399,000
Directv Financing LLC, 5.75%, (3-Month USD LIBOR + 5.00%), 08/02/27(2)	800,000	801,500
EW Scripps Co. (The), 0.00%, (1-Month USD LIBOR + 0.00%), 05/01/26(1)	750,000	749,062
Hunter US Bidco, Inc., 4.75%, (3-Month USD LIBOR + 4.25%), 08/19/28(2)	500,000	502,345
LendingTree LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 09/15/28(1)	400,000	400,252
LogMeIn, Inc., 4.83%, (1-Month USD LIBOR + 4.75%), 08/31/27(2)	298,247	298,202
LogMeIn, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 08/31/27(1)	599,499	599,406
Meredith Corp., 5.25%, (3-Month USD LIBOR + 4.25%), 01/31/25(2)	497,481	508,622
ORBCOMM, Inc., 5.00%, (3-Month USD LIBOR + 4.25%), 06/17/28(2)	300,000	300,687
ORBCOMM, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 06/17/28(1)	200,000	200,458
Plantronics, Inc., 2.59%, (1-Month USD LIBOR + 2.50%), 07/02/25(2)	100,000	97,656
Radiate Holdco LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 09/25/26(1)	750,000	749,021
Shutterfly LLC, 5.75%, (2-Month USD LIBOR + 5.00%), 09/25/26(2)	402,715	399,090
Shutterfly LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 09/25/26(1)	497,285	492,810
Summer BC Holdco B SARL, 5.25%, (3-Month USD LIBOR + 4.50%), 12/04/26(2)	500,000	501,095
Univision Communications, Inc., 4.00%, (1-Month USD LIBOR + 3.25%), 03/15/26(2)	399,000	399,499
Xplornet Communications, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 09/30/28(1)	900,000	899,919
Total Communications		8,351,336
Consumer, Cyclical – 11.0%
AAdvantage Loyalty IP Ltd., 5.50%, (3-Month USD LIBOR + 4.75%), 04/20/28(2)	600,000	625,689
Aimbridge Acquisition Co., Inc., 5.50%, (1-Month USD LIBOR + 4.75%), 02/02/26(2)	348,250	348,250

Security Description	Principal	Value
TERM LOANS (continued) Consumer, Cyclical (continued)
Allen Media LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 02/10/27(1)	$598,481	$599,480
AP Core Holdings II LLC, 6.25%, (1-Month USD LIBOR + 5.50%), 09/01/27(2)	500,000	501,773
Autokiniton US Holdings, Inc., 5.00%, (6-Month USD LIBOR + 4.50%), 03/26/28(2)	798,000	799,995
Caesars Resort Collection LLC, 2.84%, (1-Month USD LIBOR + 2.75%), 10/02/24(2)	750,000	747,292
Core & Main LP, 2.59%, (1-Month USD LIBOR + 2.50%), 06/10/28(2)	300,000	298,376
Dexko Global, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 09/22/28(1)	80,000	80,100
Dexko Global, Inc., 4.25%, (3-Month USD LIBOR + 3.75%), 10/04/28(2)	420,000	420,525
Jo-Ann Stores LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 07/07/28(2)	500,000	492,500
Mileage Plus Holdings LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 06/21/27(1)	750,000	799,736
Total Consumer, Cyclical		5,713,716
Consumer, Non-cyclical – 20.3%
AHP Health Partners, Inc., 4.00%, (1-Month USD LIBOR + 3.50%), 08/24/28(2)	500,000	502,110
Albion Acquisitions Ltd., 0.00%, (1-Month USD LIBOR + 0.00%), 10/15/26(1)	600,000	597,000
American Public Education, Inc., 6.25%, (3-Month USD LIBOR + 5.50%), 10/28/27(2)	200,000	200,500
APX Group, Inc., 4.00%, (1-Month USD LIBOR + 3.50%), 07/10/28(2)	600,000	598,875
Cano Health LLC, 5.25%, (6-Month USD LIBOR + 4.50%), 11/23/27(2)	298,500	298,873
Coty, Inc., 2.34%, (1-Month USD LIBOR + 2.25%), 04/07/25(2)	324,666	320,607
Envision Healthcare Corp., 3.84%, (1-Month USD LIBOR + 3.75%), 10/10/25(2)	500,000	415,782
ICON Luxembourg Sarl, 3.00%, (3-Month USD LIBOR + 2.50%), 07/03/28(2)	399,271	399,770
ICON Luxembourg Sarl, 0.00%, (1-Month USD LIBOR + 0.00%), 07/03/28(1)	320,218	320,618
Indivior Finance Sarl, 6.00%, (3-Month USD LIBOR + 5.25%), 06/30/26(2)	498,750	497,087
MPH Acquisition Holdings LLC, 4.75%, (3-Month USD LIBOR + 4.25%), 08/17/28(2)	750,000	732,919
PetIQ Holdings LLC, 4.75%, (3-Month USD LIBOR + 4.25%), 04/13/28(2)	249,375	248,440
PRA Health Sciences, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 07/03/28(1)	79,782	79,882
PRA Health Sciences, Inc., 3.00%, (3-Month USD LIBOR + 2.50%), 07/03/28(2)	99,479	99,603
Primary Products Finance LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 10/25/28(1)	500,000	502,658

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2021 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued) Consumer, Non-cyclical (continued)
Prime Security Services Borrower LLC, 3.50%, (3-Month USD LIBOR + 2.75%), 09/23/26(2)	$542,494	$542,217
Prime Security Services Borrower LLC, 3.50%, (1-Month USD LIBOR + 2.75%), 09/23/26(2)	276,674	276,533
Prime Security Services Borrower LLC, 3.50%, (6-Month USD LIBOR + 2.75%), 09/23/26(2)	180,831	180,739
Sabre GLBL, Inc., 4.00%, (1-Month USD LIBOR + 3.50%), 12/17/27(2)	498,750	498,127
Signal Parent, Inc., 4.25%, (1-Month USD LIBOR + 3.50%), 04/03/28(2)	299,250	294,013
Team Health Holdings, Inc., 3.75%, (1-Month USD LIBOR + 2.75%), 02/06/24(2)	500,000	478,957
Travelport Finance Luxembourg Sarl, 9.75%, (3-Month USD LIBOR + 8.00%), 02/28/25(2)	772,501	801,571
VC GB Holdings I Corp., 4.00%, (3-Month USD LIBOR + 3.50%), 07/21/28(2)	500,000	498,708
VC GB Holdings I Corp., 7.25%, (3-Month USD LIBOR + 6.75%), 07/23/29(2)	500,000	501,460
Whole Earth Brands, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 02/05/28(2)	597,748	596,505
Total Consumer, Non-cyclical		10,483,554
Energy – 3.4%
BCP Raptor LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 06/24/24(2)	248,686	249,327
BCP Raptor LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 06/24/24(1)	199,471	199,986
BCP Renaissance Parent LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 10/31/24(1)	444,103	443,548
BCP Renaissance Parent LLC, 4.50%, (3-Month USD LIBOR + 3.50%), 10/31/24(2)	281,535	281,184
CONSOL Energy, Inc., 4.59%, (1-Month USD LIBOR + 4.50%), 09/27/24(2)	598,437	590,134
Total Energy		1,764,179
Financials – 6.8%
Altisource Sarl, 0.00%, (3-Month USD LIBOR + 0.00%), 03/29/24(1)	500,000	446,125
Armor Holdco, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 10/29/28(1)	500,000	500,625
Astra Acquisition Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 10/22/28(1)	750,000	732,188
Asurion LLC, 5.34%, (1-Month USD LIBOR + 5.25%), 01/20/29(2)	450,000	448,546
Nuvei Technologies Corp., 3.00%, (1-Month USD LIBOR + 2.50%), 09/29/25(2)	598,500	599,996
Paysafe Holdings US Corp., 3.25%, (3-Month USD LIBOR + 2.75%), 06/28/28(2)	399,000	397,941
Superannuation & Investments US LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 09/24/28(1)	400,000	400,500
Total Financials		3,525,921

Security Description	Principal	Value
TERM LOANS (continued)

Forest Prod/Containers – 1.0%
LABL, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 10/20/28(1)	$500,000	$497,580

Industrials – 14.1%
Ali Group North America Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 10/13/28(1)	600,000	596,325
ASP LS Acquisition Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 04/30/29(1)	800,000	808,000
Daseke Cos., Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 03/09/28(2)	447,750	449,709
Dynasty Acquisition Co., Inc., 3.63%, (3-Month USD LIBOR + 3.50%), 04/06/26(2)	390,210	381,816
First Student Bidco, Inc., 3.50%, (3-Month USD LIBOR + 3.00%), 07/21/28(2)	600,000	596,628
First Student Bidco, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 07/21/28(1)	300,000	298,314
Grinding Media, Inc., 4.75%, (3-Month USD LIBOR + 4.00%), 09/22/28(2)	750,000	752,812
Hillman Group, Inc. (The), 0.00%, (1-Month USD LIBOR + 0.00%), 02/24/28(1)	750,000	749,007
KKR Apple Bidco LLC, 6.25%, (1-Month USD LIBOR + 5.75%), 09/21/29(2)	250,000	254,166
KKR Apple Bidco LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 09/21/29(1)	141,176	143,529
Madison IAQ LLC, 3.75%, (6-Month USD LIBOR + 3.25%), 06/21/28(2)	498,750	498,334
Madison IAQ LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 06/21/28(1)	400,000	399,666
Standard Aero Ltd., 3.63%, (3-Month USD LIBOR + 3.50%), 04/06/26(2)	209,790	205,278
Standard Industries, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 08/06/28(1)	500,000	499,910
WireCo WorldGroup, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 10/27/28(1)	400,000	396,000
Worldwide Express, Inc., 7.75%, (6-Month USD LIBOR + 7.00%), 07/26/29(2)	250,000	252,187
Total Industrials		7,281,681
Technology – 18.2%
Bali Finco, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 06/30/26(1)	750,000	739,219
Cloudera, Inc., 6.50%, (1-Month USD LIBOR + 6.00%), 08/10/29(2)	600,000	602,250
ConnectWise LLC, 4.00%, (3-Month USD LIBOR + 3.50%), 09/29/28(2)	500,000	500,045
ConvergeOne Holdings, Inc., 5.08%, (1-Month USD LIBOR + 5.00%), 01/04/26(2)	348,214	346,801
Dcert Buyer, Inc., 7.09%, (1-Month USD LIBOR + 7.00%), 02/19/29(2)	400,000	404,714
E2open LLC, 4.00%, (3-Month USD LIBOR + 3.50%), 02/04/28(2)	400,000	401,084
EP Purchaser LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 10/28/28(1)	600,000	600,375
Grab Holdings, Inc., 5.50%, (6-Month USD LIBOR + 4.50%), 01/29/26(2)	398,000	402,643

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2021 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued) Technology (continued)
MA FinanceCo LLC, 5.25%, (3-Month USD LIBOR + 4.25%), 06/05/25(2)	$245,613	$247,993
Magenta Buyer LLC, 9.00%, (3-Month USD LIBOR + 8.25%), 05/03/29(2)	350,000	347,958
MeridianLink, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 10/27/28(1)	600,000	600,375
MKS Instruments, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 10/20/28(1)	500,000	500,000
Peraton Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 02/01/28(2)	447,750	449,393
Pitney Bowes, Inc., 4.09%, (1-Month USD LIBOR + 4.00%), 03/17/28(2)	348,250	349,121
Project Boost Purchaser LLC, 4.00%, (3-Month USD LIBOR + 3.50%), 05/30/26(2)	498,750	499,271
Redstone Holdco 2 LP, 5.50%, (3-Month USD LIBOR + 4.75%), 04/27/28(2)	150,000	144,562
Redstone Holdco 2 LP, 8.50%, (3-Month USD LIBOR + 7.75%), 04/27/29(2)	150,000	145,312
Skillsoft Finance II, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 07/14/28(2)	500,000	504,375
SolarWinds Holdings, Inc., 2.84%, (1-Month USD LIBOR + 2.75%), 02/05/24(2)	598,030	591,116
Taboola, Inc., 4.50%, (3-Month USD LIBOR + 4.00%), 08/18/28(2)	500,000	500,000
Xperi Holding Corp., 3.59%, (1-Month USD LIBOR + 3.50%), 06/02/28(2)	543,125	542,688
Total Technology		9,419,295
Utilities – 1.0%
PG&E Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 06/23/25(1)	500,000	495,548

Total Term Loans
(Cost $48,799,831)		49,082,118
CORPORATE BONDS – 8.1%
Basic Materials – 1.6%
TMS International Corp., 6.25%, 04/15/29(3)	830,000	858,013

Communications – 1.0%
Audacy Capital Corp., 6.50%, 05/01/27(3)	215,000	215,889
Gray Television, Inc., 4.75%, 10/15/30(3)	300,000	296,297
Total Communications		512,186
Consumer, Non-cyclical – 3.7%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(3)	650,000	624,812
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(3)	250,000	228,475
Tenet Healthcare Corp., 6.13%, 10/01/28(3)	1,000,000	1,051,200
Total Consumer, Non-cyclical		1,904,487
Industrials – 1.0%
Patrick Industries, Inc., 4.75%, 05/01/29(3)	500,000	496,875

Technology – 0.8%
Austin Bidco, Inc., 7.13%, 12/15/28(3)	200,000	206,818

Security Description	Principal	Value
CORPORATE BONDS (continued) Technology (continued)
NCR Corp., 5.13%, 04/15/29(3)	$200,000	$204,766
Total Technology		411,584
Total Corporate Bonds
(Cost $4,247,496)		4,183,145
FOREIGN BOND – 0.4%
Communications – 0.4%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(3)	200,000	192,974

(Cost $203,822)
TOTAL INVESTMENTS - 103.4%
(Cost $53,251,149)		53,458,237
Liabilities in Excess of Other Assets - (3.4)%		(1,768,337)
Net Assets - 100.0%		$51,689,900

(1)	The loan will settle after October 31, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2021, the aggregate value of these securities was $4,376,119, or 8.5% of net assets.

Abbreviations:
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$–	$49,082,118	$–	$49,082,118
Corporate Bonds	–	4,183,145	–	4,183,145
Foreign Bond	–	192,974	–	192,974
Total	$–	$53,458,237	$–	$53,458,237